Vessels, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Property Plant And Equipment [Line Items]
Balance	$ 378,444
Balance	367,332
Cost
Property Plant And Equipment [Line Items]
Balance	487,640
Additions	0
Balance	487,640
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(109,196)
Additions	(11,112)
Balance	(120,308)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	378,444
Additions	(11,112)
Balance	$ 367,332